Property. plant and equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Owned assets, cost	$ 651,504	$ 597,039
Owned assets, accumulated depreciation	202,915	195,412
Owned assets, net book value	448,589	401,627
Assets under finance lease, cost	212,410
Assets under finance least, accumulated depreciation	73,270
Assets under finance lease, net book value	139,140
Total plant and equipment, cost	863,914
Total accumulated depreciation	276,185
Total plant and equipment, net book value	587,729
Assets under capital lease, cost		180,003
Assets under capital lease, accumulated depreciation		53,473
Assets under capital lease, net book value		126,530
Total, property, plant and equipment, cost		777,042
Total property, plant and equipment, accumulated depreciation	276,185	248,885
Total property, plant and equipment, net book value		528,157
Addition of property, plant and equipment by means of capital leases	28,107	21,904
Sale leaseback transactions		29,295
Heavy equipment
Property, Plant and Equipment [Line Items]
Owned assets, cost	299,298	346,071
Owned assets, accumulated depreciation	70,031	78,296
Owned assets, net book value	229,267	267,775
Assets under finance lease, cost	132,270
Assets under finance least, accumulated depreciation	43,466
Assets under finance lease, net book value	88,804
Assets under capital lease, cost		110,759
Assets under capital lease, accumulated depreciation		35,376
Assets under capital lease, net book value		75,383
Major component parts in use
Property, Plant and Equipment [Line Items]
Owned assets, cost	252,328	143,032
Owned assets, accumulated depreciation	92,161	66,019
Owned assets, net book value	160,167	77,013
Assets under finance lease, cost	71,706
Assets under finance least, accumulated depreciation	27,918
Assets under finance lease, net book value	43,788
Assets under capital lease, cost		64,602
Assets under capital lease, accumulated depreciation		16,964
Assets under capital lease, net book value		47,638
Other equipment
Property, Plant and Equipment [Line Items]
Owned assets, cost	40,344	33,824
Owned assets, accumulated depreciation	25,328	21,711
Owned assets, net book value	15,016	12,113
Assets under finance lease, cost	2,126
Assets under finance least, accumulated depreciation	264
Assets under finance lease, net book value	1,862
Assets under capital lease, cost		772
Assets under capital lease, accumulated depreciation		17
Assets under capital lease, net book value		755
Licensed motor vehicles
Property, Plant and Equipment [Line Items]
Owned assets, cost	14,270	19,745
Owned assets, accumulated depreciation	9,463	15,618
Owned assets, net book value	4,807	4,127
Assets under finance lease, cost	5,617
Assets under finance least, accumulated depreciation	1,551
Assets under finance lease, net book value	4,066
Assets under capital lease, cost		3,822
Assets under capital lease, accumulated depreciation		1,087
Assets under capital lease, net book value		2,735
Office and computer equipment
Property, Plant and Equipment [Line Items]
Owned assets, cost	5,154	8,972
Owned assets, accumulated depreciation	3,511	6,450
Owned assets, net book value	1,643	2,522
Assets under finance lease, cost	691
Assets under finance least, accumulated depreciation	71
Assets under finance lease, net book value	620
Assets under capital lease, cost		23
Assets under capital lease, accumulated depreciation		23
Assets under capital lease, net book value		0
Land
Property, Plant and Equipment [Line Items]
Owned assets, cost	13,829	11,095
Owned assets, accumulated depreciation	0	0
Owned assets, net book value	13,829	11,095
Buildings
Property, Plant and Equipment [Line Items]
Owned assets, cost	26,281	31,425
Owned assets, accumulated depreciation	2,421	6,265
Owned assets, net book value	$ 23,860	25,160
Assets under capital lease, cost		25
Assets under capital lease, accumulated depreciation		6
Assets under capital lease, net book value		19
Leasehold improvements
Property, Plant and Equipment [Line Items]
Owned assets, cost		2,875
Owned assets, accumulated depreciation		1,053
Owned assets, net book value		$ 1,822